Consolidated statements of operations variances	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011
QoQ Percent Change
Interest and dividend income, % Change (as a percent)	30.00%
Interest expense, % Change (as a percent)	54.00%
Net interest income, % Change (as a percent)	(21.00%)
Commissions and fees, % Change (as a percent)	(6.00%)
Trading revenues, % Change (as a percent)	(45.00%)
Other revenues, % Change (as a percent)	30.00%
Net revenues, % Change (as a percent)	(15.00%)
Compensation and benefits, % Change (as a percent)	(23.00%)
General and administrative expenses, % Change (as a percent)	1.00%
Commission expenses, % Change (as a percent)	(8.00%)
Total other operating expenses, % Change (as a percent)	(1.00%)
Total operating expenses, % Change (as a percent)	(15.00%)
Income from continuing operations before taxes, % Change (as a percent)	(17.00%)
Income tax expense, % Change (as a percent)	(42.00%)
Income from continuing operations, % Change (as a percent)	(9.00%)
Net income, % Change (as a percent)	(9.00%)
Net income attributable to noncontrolling interests, % Change (as a percent)	66.00%
Net income attributable to shareholders, % Change (as a percent)	(33.00%)
of which from continuing operations, % Change (as a percent)	(33.00%)
Basic earnings per share from continuing operations (in CHF per share), % Change (as a percent)	(47.00%)
Basic earnings per share (in CHF per share), % Change (as a percent)	(47.00%)
Diluted earnings per share from continuing operations (in CHF per share), % Change (as a percent)	(47.00%)
Diluted earnings per share (in CHF per share), % Change (as a percent)	(47.00%)
YoY Percent Change
Interest and dividend income, % Change (as a percent)	(12.00%)	(10.00%)
Interest expense, % Change (as a percent)	(17.00%)	(12.00%)
Net interest income, % Change (as a percent)	15.00%	(1.00%)
Commissions and fees, % Change (as a percent)	(3.00%)	2.00%
Trading revenues, % Change (as a percent)	(69.00%)	(56.00%)
Other revenues, % Change (as a percent)		402.00%
Net revenues, % Change (as a percent)	(19.00%)	(14.00%)
Provision for credit losses, % Change (as a percent)	(35.00%)
Compensation and benefits, % Change (as a percent)	(22.00%)	(10.00%)
General and administrative expenses, % Change (as a percent)	(20.00%)	(12.00%)
Commission expenses, % Change (as a percent)	(14.00%)	(6.00%)
Total other operating expenses, % Change (as a percent)	(19.00%)	(11.00%)
Total operating expenses, % Change (as a percent)	(21.00%)	(10.00%)
Income from continuing operations before taxes, % Change (as a percent)	(14.00%)	(26.00%)
Income tax expense, % Change (as a percent)	45.00%	(28.00%)
Income from continuing operations, % Change (as a percent)	(20.00%)	(26.00%)
(Income)/loss from discontinued operations, net of tax, % Change (as a percent)		100.00%
Net income, % Change (as a percent)	(20.00%)	(25.00%)
Net income attributable to noncontrolling interests, % Change (as a percent)	366.00%	404.00%
Net income attributable to shareholders, % Change (as a percent)	(52.00%)	(48.00%)
of which from continuing operations, % Change (as a percent)	(52.00%)	(48.00%)
of which from discontinued operations, % Change (as a percent)		100.00%
Basic earnings per share from continuing operations (in CHF per share), % Change (as a percent)	(58.00%)	(50.00%)
Basic earnings per share from discontinued operations (in CHF per share), % Change (as a percent)		100.00%
Basic earnings per share (in CHF per share), % Change (as a percent)	(58.00%)	(49.00%)
Diluted earnings per share from continuing operations (in CHF per share), % Change (as a percent)	(58.00%)	(50.00%)
Diluted earnings per share from discontinued operations (in CHF per share), % Change (as a percent)		100.00%
Diluted earnings per share (in CHF per share), % Change (as a percent)	(58.00%)	(49.00%)